UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6631 Main Street Williamsville, NY (Address of principal executive offices)	14221 (Zip code)

Harvey Neiman

Neiman Funds

6631 Main Street

Williamsville, NY 14221

(Name and address of agent for service)

Registrant’s telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Neiman Large Cap Value Fund
		Schedule of Investments
	December 31, 2012 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
9,600	Aflac Incorporated	$ 509,952	2.40%

Agricultural Chemicals
2,400	CF Industries Holdings, Inc.	487,584	2.30%

Air Courier Services
5,300	FedEx Corporation	486,116	2.29%

Aircraft Engines & Engine Parts
6,200	United Technologies Corp. +	508,462	2.40%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
8,400	HJ Heinz Co.	484,512	2.28%

Commercial Banks
6,600	Bank of Montreal (Canada)	404,580	1.91%

Computer Storage Devices
13,700	Western Digital Corporation	582,113	2.74%

Crude Petroleum & Natural Gas
6,100	Apache Corp. +	478,850	2.26%

Electric Services
11,500	American Electric Power Co. Inc.	490,820
11,300	Southern Co. +	483,753
		974,573	4.59%

Electronic & Other Electrical Equipment (No Computer Equipment)
9,600	Emerson Electric Co. +	508,416	2.40%

Electronic Computers
900	Apple Inc.	478,956	2.26%

Fire, Marine & Casualty Insurance
6,200	ACE Limited (Switzerland) +	494,760
6,500	The Chubb Corporation +	489,580
		984,340	4.64%

Food and Kindred Products
10,833	Kraft Foods Inc.	492,576
18,400	Mondelez International, Inc.	468,339
		960,915	4.53%

Gas & Other Services Combined
7,200	Sempra Energy	510,768	2.41%

Hospitals & Medical Service Plans
11,300	Aetna Inc. +	523,303
8,900	UnitedHealth Group, Inc. +	482,736
		1,006,039	4.74%

Men's & Boy's Furnishings, Work Clothing & Allied Garment
3,100	VF Corp.	468,007	2.21%

National Commercial Banks
8,400	The PNC Financial Services Group, Inc. +	489,804	2.31%

Oil & Gas Field Machinery & Equipment
6,800	National Oilwell Varco, Incorporated	464,780	2.19%

Oil, Gas Field Services, NBC
6,900	Schlumberger Limited +	478,160	2.25%

Petroleum Refining
4,500	Chevron Corp.	486,630
14,300	Suncor Energy Inc. (Canada)	471,614
		958,244	4.52%

Pharmaceutical Preparations
10,000	Eli Lilly and Company	493,200	2.32%

Radio & TV Broadcasting & Communications Equipment
8,300	QUALCOMM Incorporated +	513,435	2.42%

Railroads, Line-Haul Operating
5,600	Canadian National Railway Company (Canada)	509,656
4,000	Union Pacific Corporation	502,880
		1,012,536	4.76%

Retail - Department Stores
8,900	Kohl's Corporation	382,522	1.80%

Retail - Eating Places
5,600	McDonald's Corp. +	493,976	2.33%

Retail - Variety Stores
5,000	Costco Wholesale Corp.	493,650	2.33%

Rubber & Plastic Footwear
10,200	Nike Inc. Class B +	526,320	2.48%

Search, Detection, Navigation, Guidance, Aeronautical Systems
8,700	Raytheon Company	500,772	2.36%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,100	Procter & Gamble Co.	482,019	2.27%

Surgical & Medical Instruments & Apparatus
9,200	Stryker Corporation +	504,344	2.38%

Tobacco Products
15,400	Altria Group Inc.	484,176
5,600	Philip Morris International, Inc. +	468,384
		952,560	4.48%

Wholesale-Drugs Properties & Druggists' Sundries
4,200	McKesson Corporation +	407,232	1.92%

Total for Common Stocks (Cost $16,262,763)		18,987,737	89.48%

	Other Assets in Excess of Liabilities	2,233,369	10.52%

	Net Assets	$ 21,221,106	100.00%

* Non-Income Producing Security.
+ Portion or all of the security is pledged as collateral for call options written.

Neiman Large Cap Value Fund

	Schedule of Written Options
	December 31, 2012 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

ACE Limited (Switzerland)
January 2013 Calls @ 82.50	1,200	$ 120

Aetna Inc.
January 2013 Calls @ 42.00	1,700	6,460

Apache Corp.
January 2013 Calls @ 92.50	700	21

The Chubb Corporation
January 2013 Calls @ 75.00	1,600	2,016

Emerson Electric Co.
January 2013 Calls @ 52.50	1,200	1,560

McDonald's Corp.
January 2013 Calls @ 100.00	600	12

McKesson Corporation
January 2013 Calls @ 95.00	900	2,205

Nike Inc. Class B
January 2013 Calls @ 60.00	1,100	11

Philip Morris International, Inc.
January 2013 Calls @ 92.50	800	24

The PNC Financial Services Group, Inc.
January 2013 Calls @ 70.00	1,000	30

QUALCOMM Incorporated
January 2013 Calls @ 65.00	1,500	525

Schlumberger Limited
January 2013 Calls @ 75.00	900	162

Southern Co.
January 2013 Calls @ 47.00	2,000	20

Stryker Corporation
January 2013 Calls @ 57.50	1,100	110

UnitedHealth Group, Inc.
January 2013 Calls @ 60.00	1,400	56

United Technologies Corp.
January 2013 Calls @ 80.00	900	2,475

Total (Premiums Received $45,390)		$ 15,807

See accompanying notes to Schedules of Investments

Neiman Balanced Allocation Fund

		Schedule of Investments
		December 31, 2012 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds
13,729	AllianceBernstein Small Cap Growth Portfolio - Class A	$ 515,660
28,214	Amana Growth Fund	758,680
53,586	American Century Investments Inflation-Adjusted Bond Fund
	Investor Class	706,268
49,962	Columbia Dividend Income Fund - Class	736,940
37,924	Delaware Select Growth Fund - Class A *	1,524,928
11,211	Fidelity Advisor Materials Fund	799,242
33,591	Intrepid Small Cap Value Fund - Institutional Class	501,171
171,404	Ivy High Income Fund - Class Y	1,463,787
22,486	JPMorgan Mid Cap Value Fund	619,486
65,115	Neiman Large Cap Value Fund +	1,455,967
52,642	Neuberger Berman Real Estate Fund - Trust Class	711,192
122,786	PIMCO Income Fund - Class D	1,517,634
112,434	PIMCO Total Return Fund - Institutional Class	1,263,761
51,315	Thornburg International Growth Fund - Class A	837,975
77,707	Virtus Emerging Markets Opportunities Fund - Class I	801,156
23,177	Wells Fargo Advantage Discovery Fund - Class A	588,461
Total for Mutual Funds (Cost $13,763,916)		14,802,308	93.65%

Money Market Funds
1,031,751	Fidelity Money Market Portfolio Select Class 0.09% **	1,031,751
Total for Money Market Funds (Cost $1,031,751)		1,031,751	6.53%

	Total Investments	15,834,059	100.18%
	(Cost $14,795,667)

	Liabilities in Excess of Other Assets	(28,141)	-0.18%

	Net Assets	$ 15,805,918	100.00%

* Non-Income producing security.
** Variable Rate Security: The Yield Rate shown represents the rate at December 31, 2012.
+ Affiliated Fund.

See accompanying notes to Schedules of Investments

Neiman Tactical Income Fund

		Schedule of Investments
		December 31, 2012 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds

1,265	American Century Government Bond Fund - Investor Class	$ 14,489
408,973	Artio Global High Income Fund - Class I	4,065,187
1,034	Federated Total Return Government Bond Fund	11,971
939,737	Ivy High Income Fund - Class I	8,025,358
389,032	Metropolitan West High Yield Bond Fund - Class I	4,053,712
424,333	Neuberger Berman High Income Bond Fund - Institutional Class	4,022,674
1,305	PIMCO GNMA Fund - Class A	15,167
839,707	PIMCO High Yield Fund - Institutional Class	8,094,774
1,134,682	RidgeWorth High Income Fund - Class I	8,169,707
557,914	Western Asset Global High Yield Bond Fund - Class I	4,089,507
Total for Mutual Funds (Cost $40,237,146)		40,562,546	90.47%

Money Market Funds
4,046,398	Fidelity Money Market Portfolio Class I 0.19% *	4,046,398
Total for Money Market Funds (Cost $4,046,398)		4,046,398	9.03%

	Total Investments	44,608,944	99.50%
	(Cost $44,283,544)

	Other Assets in Excess of Liabilities	223,261	0.50%

	Net Assets	$ 44,832,205	100.00%

* Variable Rate Security: The Yield Rate shown represents the rate at December 31, 2012.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUNDS

(Unaudited)

1. SECURITY TRANSACTIONS

As of December 31, 2012, the Neiman Funds (the “Trust”) consists of Neiman Large Cap Value Fund (“Large Cap Fund”), Neiman Balanced Allocation Fund (“Balanced Allocation Fund”), and Neiman Tactical Income Fund (“Tactical Income Fund”) (collectively, the “Funds”). For federal income tax purposes, at December 31, 2012 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                   Large Cap Fund

                                                                   Balanced Allocation Fund

                                                                                                             Tactical Income Fund

Cost of Investments                                         $16,262,763

                                                                            $14,795,667

                                                                                     $44,283,544

Premiums Received                                               $45,390

    from Options Written

Gross Unrealized Appreciation                           $3,034,712

                                                                                                       $1,068,195                                          $344,174

Gross Unrealized Depreciation                             ($280,155)

                                                                                                          ($29,803)                                          ($18,774)

Net Unrealized Appreciation

   (Depreciation) on Investments                          $2,754,557                          $1,038,392

                                                                $325,400

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writers of the option bear the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 4.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009 - 2011), or expected to be taken in the Funds’ 2012 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:

The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

EXPENSES:

Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prorate to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, including money market funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees have determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2012:

Large Cap Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$18,987,737	$0	$0	$18,987,737
Total	$18,987,737	$0	$0	$18,987,737

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$15,807	$0	$15,807
Total	$0	$15,807	$0	$15,807

Balanced Allocation Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$14,802,308	$0	$0	$14,802,308
Money Market Funds	$1,031,751	$0	$0	$1,031,751
Total	$15,834,059	$0	$0	$15,834,059

Tactical Income Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$40,562,546	$0	$0	$40,562,546
Money Market Funds	$4,046,398	$0	$0	$4,046,398
Total	$44,608,944	$0	$0	$44,608,944

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any Level 3 assets or liabilities during the three month period ended December 31, 2012. There were no transfers into or out of the levels during the three month period ended December 31, 2012. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

4. WRITTEN OPTIONS

As of December 31, 2012, Large Cap Fund portfolio securities valued at $1,186,498 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the three month period ended December 31, 2012 were as follows:

Number of

Premiums

Contracts

 Received

Options outstanding at September 30, 2012

350

     $76,957

Options written

0

              $0

Options expired

(96)

        ($15,958)

Options exercised

 (63)

($13,614)

Options Terminated

         (5)

   ($1,995)

Options outstanding at December 31, 2012

186

$45,390

The locations on the statement of assets and liabilities of the Large Cap Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

                                     Liability

                                               Derivatives

Call options written                    ($15,807)

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended December 31, 2012 by the Large Cap Fund are recorded in the following locations in the Statement of Operations:

                                                               Realized                                                   Unrealized

                                   Location             Gain/(Loss)                  Location

                              Gain/(Loss)

Equity contracts       Realized Gain                                   Change In Unrealized

                           (Loss) on Options          $17,849

         Appreciation/(Depreciation)         ($3,618)

                                    Written                                           on Options Written

The selling of covered call options may tend to reduce volatility of the Large Cap Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Large Cap Fund’s gain on the underlying securities. Written call options expose the Large Cap Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Balanced Allocation Fund and Tactical Income Fund did not engage in derivative transactions during the three moth period ended December 31, 2012.

5. AFFILIATED FUND TRANSACTIONS

The Balanced Allocation Fund’s holding and transaction in Large Cap Fund, an affiliated fund, during the three month period ended in December 31, 2012 were as follows:

Shares Held at September 30, 2012	65,115
Purchases	0
Sales	0
Shares Held at December 31, 2012	65,115

The aggregate cost and value of Balanced Allocation Fund’s investment in Large Cap Fund at December 31, 2012 was $ 1,313,812 and $ 1,455,967, respectively. The investment represented 9.21% of total net assets of the Balanced Allocation Fund as of December 31, 2012. For the three month period ended December 31, 2012, Balanced Allocation received dividend income totaling $10,164 from the Large Cap Fund.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:               2/25/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:               2/25/2013

By: /s/Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:                2/25/13